Accrued Expenses (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
schedule of accrued liabilities [Line Items]
Accrued vendor costs		$ 31,629	$ 38,049
Accrued payroll and employee related liabilities		34,082	38,119
Provisions—warranty		5,813	8,371
Provisions—environmental		3,219	3,236
Provisions for loss contingencies		759	1,962
Provisions—restructuring		4,100	858
Accrued interest		656	646
Accrued sales and other taxes		268	220
Other		4,438	4,319
Accrued expenses		$ 84,964	95,780
HMH Holding BV And Subsidiaries [Member]
schedule of accrued liabilities [Line Items]
Accrued vendor costs			38,049	$ 60,583
Accrued payroll and employee related liabilities			38,119	40,476
Provisions—warranty			8,371	11,082	$ 8,556
Provisions—environmental	[1]		3,236	3,086
Provisions for loss contingencies			1,962	3,023
Provisions—restructuring			858	220
Accrued interest			646	3,126
Accrued sales and other taxes			220	1,361
Other			4,319	5,463
Accrued expenses			$ 95,780	$ 128,420

[1]	Costs of future estimated expenditures for environmental remediation liabilities are not discounted to their present value due to the timing of the future expenditures not being reliably determinable. The environmental remediation liability is related to two plants.